DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT
Schedule of company's debt

The Company’s debt is as follows:

	September 30, 2021	December 31, 2020
Short-term debt:
Insurance premium financing	$2,883	$1,225
Current portion of term loan	10,000	2,251
Current portion of other	21	20
	$12,904	$3,496
Long-term debt:
Revolver	25,500	—
Term loan	190,000	222,187
Other	113	128
	$215,613	$222,315
Unamortized debt discount and debt issuance costs	(2,667)	(13,005)
Total long-term debt, net	$212,946	$209,310

	December 31,
	2020	2019
Short-term debt:
Insurance premium financing	$1,225	$1,389
Current portion of term loan	2,251	2,920
Current portion of other	20	19
	$3,496	$4,328
Long-term debt:
Revolving credit facility	$—	$2,159
Term loan	222,187	273,254
Other	128	145
	$222,315	$275,558
Unamortized debt discount and debt issuance costs	(13,005)	(5,245)
Total long-term debt, net	$209,310	$270,313

Summary of aggregate principal payments of long-term debt

The following summarizes the aggregate principal payments of our long-term debt, excluding debt discount and debt issuance costs, for the remaining three months of 2021, the next four years and thereafter:

Remainder of 2021	$2,505
2022	10,021
2023	10,022
2024	10,022
2025	10,023
Thereafter	183,041
Total principal payments	$225,634

2021	$2,271
2022	2,272
2023	2,272
2024	2,272
2025	2,273
Thereafter	213,226
Total principal payments	$224,586

Schedule of Interest rate swaps

Effective date	Notional amount	Fixed rate
September 30, 2021 through July 23, 2026	$100,000	0.875%

Schedule of fair value swap agreement

The estimated fair value of our Swap Agreement in the consolidated balance sheets was as follows:

Balance sheet account	September 30, 2021	December 31, 2020
Other assets	$829	$—
Accrued liabilities	$709	$—